Net income per common share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of earnings per share reconciliation
A reconciliation of the numerator used for the purposes of calculating diluted net income per common share is as follows:

For the years ended December 31	2024	2023
Numerator for basic net income per common share	$163,986	$174,140
Adjustment for the effect of TSARs:
Cash-settled recovery included in net income	1,995	—
Equity-settled expense	(4,385)	—
Numerator for diluted net income per common share	$161,596	$174,140
A reconciliation of the denominator used for the purposes of calculating diluted net income per common share is as follows:

For the years ended December 31	2024	2023
Denominator for basic net income per common share	67,387,809	67,805,220
Effect of dilutive stock options	6,438	6,395
Effect of dilutive TSARS	165,813	—
Denominator for diluted net income per common share	67,560,060	67,811,615
For the years ended December 31, 2024 and 2023, basic and diluted net income per common share attributable to Methanex shareholders were as follows:

For the years ended December 31	2024	2023
Basic net income per common share	$2.43	$2.57
Diluted net income per common share	$2.39	$2.57